Segment Reporting (Details) - Schedule of group's operating segment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total net revenue	$ 26,751	$ 98,958	$ 128,420
PRC [Member]
Segment Reporting Information [Line Items]
Total net revenue	428	1,701	4,282
United States [Member]
Segment Reporting Information [Line Items]
Total net revenue	13,495	21,746	15,663
India [Member]
Segment Reporting Information [Line Items]
Total net revenue	5,437	69,646	96,550
Rest of the world [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 7,391	$ 5,865	$ 11,925